497(j)

333-137942/811-03240

VIA EDGAR

August 6, 2007

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: VALIC Separate Account A ("Registrant")

The Variable Annuity Life Insurance Company

Post-Effective Amendment on Form N-4

File Nos.: 333-137942 and 811-03240

(Portfolio Director Fixed and Variable Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A Portfolio Director Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 3 and Amendment No. 138, as filed with the Securities and Exchange Commission on August 1, 2007, accession number 0001193125-07-168124.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/ Katherine Stoner

Katherine Stoner

Vice President, Associate General Counsel and Secretary